Financial instruments - Measurement at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Merchant cash advances
Assets:
Financial assets, carrying amount	$ 106,169	$ 74,236	$ 29,492
Level 1 | Cash and cash equivalents
Assets:
Financial assets, carrying amount	558,469	722,102
Financial assets, at fair value	558,469	722,102
Level 1 | Restricted cash and restricted deposits
Assets:
Financial assets, carrying amount	1,874	1,950
Financial assets, at fair value	1,874	1,950
Level 3 | Merchant cash advances
Assets:
Financial assets, carrying amount	106,169	74,236
Financial assets, at fair value	106,169	74,236
Level 2 | Foreign exchange forward contracts
Assets:
Financial assets, carrying amount	0	257
Financial assets, at fair value	0	257
Liabilities:
Financial liabilities, carrying amount	2,496	0
Financial liabilities, at fair value	$ 2,496	$ 0